Deferred revenue - Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 22,318	$ 26,907
Deferred interest on lease receivable	410,481	355,451
Other deferred revenue	0	1,690
Deferred revenue	432,799	384,048
Current portion of deferred revenue	(55,915)	(55,367)
Deferred revenue	$ 376,884	$ 328,681